Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

[AXA EQUITABLE LOGO]

March 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of AXA Equitable Life Insurance Company (the “Account”) Registration Statement Nos.:
	333-178750 and 811-22651	Retirement Cornerstone Series 12.0 Retirement Cornerstone 13.0 Retirement Cornerstone 15.0
	333-182795 and 811-22651 333-182796 and 811-22651	Accumulator Series 11.0 Retirement Cornerstone Series 1.0 Retirement Cornerstone Series 11.0
	333-182903 and 811-22651 333-190033 and 811-22651	Accumulator Series 13.0 Investment Edge

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2014, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust – underlying funds:

AXA Aggressive Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

Charter Aggressive Growth

Charter Alternative 100 Conservative Plus

Charter Alternative 100 Growth

Charter Alternative 100 Moderate

Charter Conservative

Charter Equity

Charter Fixed Income

Charter Growth

Charter Income Strategies

Charter Interest Rate Strategies

Charter International Conservative

Charter International Growth

Charter International Moderate

Charter Moderate

Charter Moderate Growth

CharterSM Multi-Sector Bond

Charter Real Assets

CharterSM Small Cap Growth

CharterSM Small Cap Value

•	EQ Advisors Trust – underlying funds:

All Asset Aggressive-Alt 25

All Asset Aggressive-Alt 50

All Asset Aggressive-Alt 75

All Asset Growth-Alt 20

All Asset Moderate Growth-Alt 15

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA Aggressive Strategy

AXA Balanced Strategy

AXA Conservative Growth Strategy

AXA Conservative Strategy

AXA/Franklin Balanced Managed Volatility

AXA/Franklin Small Cap Value Managed Volatility

AXA/Franklin Templeton Allocation Managed Volatility

AXA Global Equity Managed Volatility

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Loomis Sayles Growth

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

AXA/Mutual Large Cap Equity Managed Volatility

AXA Smart Beta Equity

AXA/Templeton Global Equity Managed Volatility

AXA Ultra Conservative Strategy

EQ/AllianceBernstein Dynamic Wealth Strategies

EQ/AllianceBernstein Short Duration Government Bond

EQ/AllianceBernstein Small Cap Growth

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Convertible Securities

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Energy ETF

EQ/Equity 500 Index

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/Global Bond PLUS

EQ/High Yield Bond

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/International ETF

EQ/Invesco Comstock Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Low Volatility Global ETF

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Money Market

EQ/Morgan Stanley Mid Cap Growth

EQ/Natural Resources PLUS

EQ/Oppenheimer Global

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Real Estate PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Wells Fargo Omega Growth

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	7Twelve; underlying funds:

7Twelve Balanced

•	AIM Varibale Insurance Funds – Series II:

Invesco V.I. American Franchise Fund

Invesco V.I Balanced-Risk Allocation

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equity Income Fund

Invesco V.I. Global Health Care

Invesco V.I. Global Real Estate Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AllianceBernstein VPS Balanced Wealth Strategy

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS Growth and Income Portfolio

AllianceBernstein VPS International Growth Portfolio

AllianceBernstein VPS Real Estate Investment Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

•	American Century Variable Portfolios, Inc – Class II:

American Century VP Inflation Protection

American Century VP Large Company Value Fund

American Century VP Mid Cap Value Fund

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series® Asset Allocation FundSM

American Funds Insurance Series® Bond FundSM

American Funds Insurance Series® Global Growth FundSM

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® Growth-Income FundSM

American Funds Insurance Series® International Growth and Income FundSM

American Funds Insurance Series® Managed Risk Asset Allocation FundSM

American Funds Insurance Series® New World Fund®

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I

BlackRock Large Cap Growth V.I. Fund

•	Clearbridge:

ClearBridge Variable Aggressive Growth

ClearBridge Variable Appreciation Portfolio

ClearBridge Variable Equity Income

ClearBridge Variable Mid Cap Core Portfolio

•	Delaware Varibale Insurance Product (VIP) Trust – Service Class:

Delaware VIP Diversified Income Series

Delaware VIP Emerging Markets Series

Delaware VIP Limited-Term Diversified Income Series

•	Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income

•	Federated Insurance Series – Service Shares:

Federated High Income Bond

Federated Kaufmann

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Asset Manager: Growth®

Fidelity® VIP Contrafund®

Fidelity® VIP Freedom 2015

Fidelity® VIP Freedom 2020

Fidelity® VIP Freedom 2025

Fidelity® VIP Freedom 2030

Fidelity® VIP Mid Cap

Fidelity® VIP Strategic Income

•	First Trust Variable Insurance Trust:

First Trust/Dow Jones Dividend & Income Allocation

First Trust Multi Income Allocation

•	Franklin Templeton Varaible Insruance Products Trust – Class 2:

Franklin Founding Funds Allocation VIP

Franklin Income VIP

Franklin Mutual Shares VIP

Franklin Rising Dividends VIP

Franklin Strategic Income VIP

Templeton Developing Markets VIP

Templeton Foreign VIP

Templeton Global Bond VIP

Templeton Growth VIP

•	Goldman Sachs Variable Insurance Trust – Service Shares:

Goldman Sachs VIT Mid Cap Value

•	Guggengeim Varibale Trust:

Guggenheim VT Global Managed Futures Strategy

Guggenheim VT Multi-Hedge Strategy

•	Hartford:

Hartford Capital Appreciation HLS

Hartford Growth Opportunities HLS

•	IVY Funds Variable Insurance Portfolios:

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Dividend Opportunities

Ivy Funds VIP Energy

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP High Income

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Science & Technology

Ivy Funds VIP Small Cap Growth

•	Janus Aspen Series – Institutional Shares:

Janus Aspen Balanced

•	Janus Aspen Series – Service Shares:

Janus Aspen Flexible Bond

Janus Aspen INTECH U.S. Low Volatility

•	JP Morgan Insurance Trust:

JP Morgan Insurance Trust Mid Cap Growth

JPMorgan Insurance Trust International Equity

JPMorgan Insurance Trust Intrepid Growth

•	Lazard Retirement Series, Inc. – Service Shares:

Lazard Retirement Emerging Markets Equity

•	Legg Mason:

Legg Mason BW Absolute Return Opportunities VIT

Legg Mason Dynamic Multi-Strategy VIT

•	Lord Abbett:

Lord Abbett Bond Debenture

Lord Abbett Classic Stock

Lord Abbett Growth Opportunities

•	MFS® Variable Insurance Trust – Service Class:

MFS® International Value

MFS® Investors Growth Stock Series

MFS® Investors Trust Series

MFS Research Series

MFS® Technology

MFS® Utilities Series

MFS Value Series

•	Neuberger Berman:

Neuberger Berman Absolute Return Multi-Manager

Neuberger Berman Advisers Management Trust International Equity

•	PIMCO Varibale Insurance Trust – Adviser Class:

PIMCO VIT CommodityRealReturn® Strategy

PIMCO VIT Emerging Markets Bond

PIMCO VIT Global Bond (Unhedged)

PIMCO Global Multi-Asset Managed Allocation

PIMCO VIT Real Return

PIMCO VIT Total Return

•	Profunds:

ProFund VP Bear

ProFund VP Biotechnology

•	Putman Variable Trust:

Putnam VT Absolute Return 500

Putnam VT Diversified Income

•	SEI Insurance Product Trust:

SEI VP Balanced Strategy

SEI VP Conservative Strategy

SEI VP Market Growth Strategy

SEI VP Market PLUS Strategy

SEI VP Moderate Strategy

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Equity Income Portfolio

T. Rowe Price Health Sciences Portfolio - II

•	Van Eck VIP Trust – Initial Shares:

Van Eck VIP Global Hard Assets

Van Eck VIP Unconstrained Emerging Markets Bond

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104